Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Inventory write-down	¥ 12,662,000,000	¥ 14,651,000,000	¥ 9,821,000,000
Interest costs incurred	58,267,000,000	59,913,000,000	58,826,000,000
Interest costs, capitalized during period	3,928,000,000	3,587,000,000	3,559,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	221,000,000,000	223,000,000,000
VIEs established to lease software assets	¥ 2,000,000,000	¥ 2,000,000,000
Computer Software
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years